Credit facilities and long-term debt - Maturity of Non-Current Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	$ 390,438	$ 358,222
Lease liabilities	55,420	55,967
Total non-current borrowings	445,858	414,189
Between 1 and 2 years
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	214,651	13,298
Lease liabilities	8,122	7,950
Between 2 and 3 years
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	0	189,683
Lease liabilities	6,726	6,936
Between 3 and 4 years
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	175,787	0
Lease liabilities	7,702	5,524
Between 4 and 5 years
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	0	155,241
Lease liabilities	5,166	6,338
Over 5 years
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	0	0
Lease liabilities	$ 27,704	$ 29,219